Share-Based Payment (Tables)	12 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of assumptions used to value the company's stock options grants
	For the years ended June 30,
	2021	2020

Expected volatility	41%	43%
Risk-free interest rate	0.36%	1.63%
Exercise multiples	2.2~2.8	2.2~2.8
Expected dividend yield	0%	0%
Forfeited rates	12~19%	9~10%
Fair market value per common share	$2.89	$5.25

Schedule of stock options activities
	Number of stock options	Weighted Average Exercise Price	Weighted Average Grant-date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of July 1, 2020	988,932	$3.38	$1.56	5.4 years	-
Granted	618,839	$2.68	$1.04	-	-
Exercised*	(61,328)	3.95	2.04	-	-
Forfeited or expired	(115,953)	$2.93	$1.19	-	-
Outstanding as of June 30, 2021	1,430,490	$3.09	$1.35	4.4 years	1,949,145
Outstanding and exercisable as of June 30, 2021	255,165	$3.83	$1.91	-	228,723
Vested and expected to vest as of June 30, 2021	1,231,149	$3.19	$0.29	4.4 years	1,595,418

* During year ended June 30, 2021, 61,328 share options were exercised and 49,704 common shares were issued.

Schedule of RSU activities
	Number of Shares	Weighted- Average Grant Date Fair Value

Outstanding as of July 1, 2020	208,968	$
Granted	1,362,370		$3.34
Vested	(1,518,688)		$4.18
Forfeited or expired		$
Outstanding as of June 30, 2021	52,650		$3.31